Stock-Based Employee Compensation (Expense Recognized) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee Service Share-based Compensation, Allocation of Recognized Period Costs
Employee stock-base compensation expense	$ 75,930	$ 46,061	$ 69,459
Marketing, selling and administrative expenses
Employee Service Share-based Compensation, Allocation of Recognized Period Costs
Employee stock-base compensation expense	$ 75,930	$ 46,061	$ 69,459